Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of revenue as a percentage of total revenues and gross accounts receivable as a percentage of total gross accounts receivable
	Accounts Receivable		Revenue
	June 30,	December 31,	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021	2022	2021
Customer A	*	10%	*	22%	25%	22%
Customer B	*	*	*	14%	*	25%
Customer C	28%	20%	*	10%	10%	13%
Customer D	*	26%	*	*	*	*

	Accounts Receivable		Revenue
	December 31,		Year Ended December 31,
	2021	2020	2021	2020
Customer A	10%	26%	21%	30%
Customer B	*	11%	13%	26%
Customer C	20%	25%	10%	*
Customer D	26%	16%	*	*

Schedule of accounts receivable
	December 31,
(in thousands)	2021	2020
Accounts receivable	$17,146	$17,529
Less: allowance for doubtful accounts	(72)	(80)
Accounts receivable, net	$17,074	$17,449